united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30/18

Date of reporting period: 09/30/2017

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	MUTUAL FUNDS - 10.17%
11,666	AllianzGI Structed Return Fund	$ 191,670
23,724	AQR Style Premia Alternative LV Fund	255,746
10,550	JPMorgan Hedged Equity Fund	198,665
	TOTAL MUTUAL FUNDS (Cost - $626,679)	646,081

	EXCHANGE TRADED FUNDS - 87.95%
	DEBT FUND - 65.56%
5,289	iShares 1-3 Year Credit Bond ETF	557,196
4,837	iShares US Preferred Stock ETF	187,724
24,448	SPDR Doubleline Total Return Tactical ETF	1,204,553
8,513	VanEck Vectors Fallen Angel High Yield Bond ETF	258,029
6,608	VanEck Vectors J.P. Morgan EM Local Currency Bond	126,874
11,209	Vanguard Intermediate-Term Bond ETF	948,954
5,755	Vanguard Intermediate-Term Corporate Bond ETF	506,498
4,692	Vanguard Short-Term Bond ETF	374,515
		4,164,343
	EQUITY FUND - 22.39%
3,331	JPMorgan Diversified Return International Equity	192,898
7,805	Schwab U.S. Large-Cap Growth ETF	515,676
8,868	Schwab U.S. Large-Cap Value ETF	459,540
1,045	Vanguard Mid-Cap Growth ETF	127,229
1,202	Vanguard Mid-Cap Value ETF	126,979
		1,422,322
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,510,013)	5,586,665

	SHORT-TERM INVESTMENT - 1.80%
	MONEY MARKET FUND
114,061	Goldman Sachs Financial Square Funds - Government, 0.91% +	114,061
	(Cost - $114,061)

	TOTAL INVESTMENTS - 99.92% (Cost - $6,250,753) (a)	$ 6,346,807
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%	5,071
	TOTAL NET ASSETS - 100.00%	$ 6,351,878

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,250,753 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 98,215
	Unrealized depreciation:	(2,161)
	Net unrealized appreciation:	$ 96,054

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	MUTUAL FUNDS - 9.94%
29,168	AllianzGI Structured Return Fund	$ 479,233
44,528	AQR Style Premia Alternative LV Fund	480,014
35,563	JPMorgan Hedged Equity Fund	669,641
	TOTAL MUTUAL FUNDS (Cost - $1,565,003)	1,628,888

	EXCHANGE TRADED FUNDS - 87.98%
	DEBT FUND - 49.48%
4,610	iShares 1-3 Year Credit Bond ETF	485,663
16,631	iShares US Preferred Stock ETF	645,449
42,874	SPDR Doubleline Total Return Tactical ETF	2,112,402
21,390	VanEck Vectors Fallen Angel High Yield Bond ETF	648,331
25,367	VanEck Vectors J.P. Morgan EM Local Currency Bond	487,046
13,403	Vanguard Intermediate-Term Bond ETF	1,134,698
14,768	Vanguard Intermediate-Term Corporate Bond ETF	1,299,732
16,263	Vanguard Short-Term Bond ETF	1,298,113
		8,111,434
	EQUITY FUND - 38.50%
5,826	FlexShares Morningstar Emerging Markets Factor	327,712
11,368	JPMorgan Diversified Return International Equity	658,321
30,325	Schwab U.S. Large-Cap Growth ETF	2,003,573
35,322	Schwab U.S. Large-Cap Value ETF	1,830,386
5,115	Schwab US Small-Cap ETF	344,598
5,407	Vanguard Mid-Cap Growth ETF	658,302
4,630	Vanguard Mid-Cap Value ETF	489,113
		6,312,005
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $13,992,998)	14,423,439

	SHORT-TERM INVESTMENT - 2.07%
	MONEY MARKET FUND
339,905	Goldman Sachs Financial Square Funds - Government, 0.91% +	339,905
	(Cost - $339,905)

	TOTAL INVESTMENTS - 99.99% (Cost - $15,897,906) (a)	$ 16,392,232
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%	1,270
	TOTAL NET ASSETS - 100.00%	$ 16,393,502

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,897,936 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 509,701
	Unrealized depreciation:	(15,405)
	Net unrealized appreciation:	$ 494,296

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	MUTUAL FUNDS - 9.95%
88,009	AllianzGI Structured Return Fund	$ 1,445,981
134,518	AQR Style Premia Alternative LV Fund	1,450,099
106,764	JPMorgan Hedged Equity Fund	2,010,374
	TOTAL MUTUAL FUNDS (Cost - $4,713,817)	4,906,454

	EXCHANGE TRADED FUNDS - 88.10%
	DEBT FUND - 26.22%
57,374	SPDR Doubleline Total Return Tactical ETF	2,826,817
64284	VanEck Vectors Fallen Angel High Yield Bond ETF	1,948,448
76,729	VanEck Vectors J.P. Morgan EM Local Currency Bond	1,473,197
27,618	Vanguard Intermediate-Term Bond ETF	2,338,140
33,438	Vanguard Intermediate-Term Corporate Bond ETF	2,942,878
17,586	Vanguard Short-Term Bond ETF	1,403,715
		12,933,195
	EQUITY FUND - 61.88%
26,486	FlexShares Morningstar Emerging Markets Factor	1,489,838
60,127	JPMorgan Diversified Return International Equity	3,481,955
42,454	Schwab International Small-Cap Equity ETF	1,520,702
129,773	Schwab U.S. Large-Cap Growth ETF	8,574,102
153,850	Schwab U.S. Large-Cap Value ETF	7,972,507
15,200	Schwab US Small-Cap ETF	1,024,024
28,616	Vanguard Mid-Cap Growth ETF	3,483,998
28,102	Vanguard Mid-Cap Value ETF	2,968,695
		30,515,821
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $41,425,957)	43,449,016

	SHORT-TERM INVESTMENT - 2.17%
	MONEY MARKET FUND
1,070,363	Goldman Sachs Financial Square Funds - Government, 0.91% +	1,070,363
	(Cost - $1,070,363)

	TOTAL INVESTMENTS - 100.22% (Cost - $47,210,137) (a)	$ 49,425,833
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%	(108,611)
	TOTAL NET ASSETS - 100.00%	$ 49,317,222

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,210,140 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,221,030
	Unrealized depreciation:	(5,337)
	Net unrealized appreciation:	$ 2,215,693

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	MUTUAL FUNDS - 9.41%
31,770	AllianzGI Structured Return Fund	$ 521,974
48,508	AQR Style Premia Alternative LV Fund	522,916
38,555	JPMorgan Hedged Equity Fund	725,984
	TOTAL MUTUAL FUNDS - (Cost - $1,700,412)	1,770,874

	EXCHANGE TRADED FUNDS - 87.29%
	DEBT FUND - 12.48%
18,557	SPDR Doubleline Total Return Tactical ETF	914,303
23,257	VanEck Vectors Fallen Angel High Yield Bond ETF	704,920
8,290	Vanguard Intermediate-Term Corporate Bond ETF	729,603
		2,348,826
	EQUITY FUND - 74.81%
13,156	FlexShares Morningstar Emerging Markets Factor	740,025
28,806	JPMorgan Diversified Return International Equity	1,668,156
21,087	Schwab International Small-Cap Equity ETF	755,336
56,333	Schwab U.S. Large-Cap Growth ETF	3,721,921
64,843	Schwab U.S. Large-Cap Value ETF	3,360,164
8,164	Schwab US Small-Cap ETF	550,009
14,783	Vanguard Mid-Cap Growth ETF	1,799,830
14,014	Vanguard Mid-Cap Value ETF	1,480,439
		14,075,880
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $15,408,164)	16,424,706

	SHORT-TERM INVESTMENT - 3.80%
	MONEY MARKET FUND
714,765	Goldman Sachs Financial Square Funds - Government, 0.91% +	714,765
	(Cost - $714,765)

	TOTAL INVESTMENTS - 100.50% (Cost - $17,823,341) (a)	$ 18,910,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50%)	(93,732)
	TOTAL NET ASSETS - 100.00%	$ 18,816,613

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,823,341 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,087,630
	Unrealized depreciation:	(626)
	Net unrealized appreciation:	$ 1,087,004

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares		Value

	MUTUAL FUNDS - 8.02%
9,662	AllianzGI Structured Return Fund	$ 158,744
14,799	AQR Style Premia Alternative LV Fund	159,528
17,547	JPMorgan Hedged Equity Fund	330,415
	TOTAL MUTUAL FUNDS - (Cost - $632,478)	648,687

	EXCHANGE TRADED FUNDS - 89.98%
	DEBT FUND - 2.97%
7,929	VanEck Vectors Fallen Angel High Yield Bond ETF	240,328

	EQUITY FUND - 87.01%
7,156	FlexShares Morningstar Emerging Markets Factor	402,525
12,522	JPMorgan Diversified Return International Equity	725,149
11,463	Schwab International Small-Cap Equity ETF	410,605
28,157	Schwab U.S. Large-Cap Growth ETF	1,860,333
32,859	Schwab U.S. Large-Cap Value ETF	1,702,753
3,685	Schwab US Small-Cap ETF	248,258
7,277	Vanguard Mid-Cap Growth ETF	885,975
7,605	Vanguard Mid-Cap Value ETF	803,392
		7,038,990
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $6,992,361)	7,279,318

	SHORT-TERM INVESTMENT - 2.20%
	MONEY MARKET FUND
178,083	Goldman Sachs Financial Square Funds - Government, 0.91% +	178,083
	(Cost - $178,083)

	TOTAL INVESTMENTS - 100.20% (Cost - $7,802,922) (a)	$ 8,106,088
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%	(16,472)
	TOTAL NET ASSETS - 100.00%	$ 8,089,616

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,802,922 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 303,166
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 303,166

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2017.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 646,081	$ -	$ -	$ 646,081
Exchange Traded Fund	5,586,665	-	-	5,586,665
Short-Term Investment	114,061	-	-	114,061
Total	$ 6,346,807	$ -	$ -	$ 6,346,807

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,628,888	$ -	$ -	$ 1,628,888
Exchange Traded Funds	14,423,439	-	-	14,423,439
Short-Term Investment	339,905	-	-	339,905
Total	$ 16,392,232	$ -	$ -	$ 16,392,232

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,906,454	$ -	$ -	$ 4,906,454
Exchange Traded Fund	43,449,016	-	-	43,449,016
Short-Term Investment	1,070,363	-	-	1,070,363
Total	$ 49,425,833	$ -	$ -	$ 49,425,833

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 1,770,874	$ -	$ -	$ 1,770,874
Exchange Traded Fund	16,424,706	-	-	16,424,706
Short-Term Investment	714,765	-	-	714,765
Total	$ 18,910,345	$ -	$ -	$ 18,910,345

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 648,687	$ -	$ -	$ 648,687
Exchange Traded Fund	7,279,318	-	-	7,279,318
Short-Term Investment	178,083	-	-	178,083
Total	$ 8,106,088	$ -	$ -	$ 8,106,088

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/28/2017

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/28/2017